Sales and Cost of Sales	12 Months Ended
Dec. 31, 2014
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Sales and Cost of Sales

Note 21. Sales and Cost of Sales

Sales and cost of sales consists of the following (in millions):

	2014	2013	2012
Company restaurant sales (a)	$88.0	$222.7	$1,169.0
Distribution sales	79.4	—	—

Sales	$167.4	$222.7	$1,169.0

(a)	Includes VIE Restaurants’ sales.

	2014	2013	2012
Food, paper and product costs	$27.2	$70.6	$382.2
Payroll and employee benefits	26.2	68.1	345.1
Occupancy and other operating costs (b)	22.5	56.6	309.9

Company restaurant expenses	75.9	195.3	1,037.2
Distribution cost of sales	80.5	—	—

Cost of sales	$156.4	$195.3	$1,037.2

(b)	Includes VIE Restaurants’ cost of sales.